Cover Document	Jun. 21, 2023
Cover [Abstract]
Entity Central Index Key	0000215466
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock (par value $.01 per share)
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Document Period End Date	Jun. 21, 2023
Entity Registrant Name	Coeur Mining, Inc.
Entity File Number	1-8641
Entity Tax Identification Number	82-0109423
Entity Address, Address Line One	200 South Wacker Drive
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	489-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CDE
Security Exchange Name	NYSE
Amendment Flag	true
Amendment Description	The prior disclosure on Form 8-K filed on June 22, 2023 (the “Original Form 8-K”) is amended to reflect that the number of flow-through common shares subject to the subscription agreement is 5,276,154, with an over allotment option of up to 3,000,000 additional flow-through shares. This amendment should be read in conjunction with the Original Form 8-K. No other disclosure from the Original Form 8-K is changed by this amendment.